Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

20.  Related Party Transactions

The related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group
Wang Xueji and other four individuals	Registered Shareholders
Tencent Group (including Tencent Mobility Limited and Image Frame Investment (HK) Limited. After November 1, 2022, Tencent Group is a related party of the Company)	Principal shareholder of the Group

Details of amounts due from/to related parties as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	US$	US$
Receivables from shareholders (1)	—	—
Prepaid cloud service fee to Tencent Group (2)	—	97
Cloud-related technical services fee due to Tencent Group (2)	669	306
(1)	On December 30, 2020, the Company received the subscription amount for ordinary shares issued of US$10 from the Registered Shareholders. There was no related party transaction for the years ended December 31, 2021 and 2022.
(2)	Tencent Cloud Computing (Beijing) Co., Ltd., under the control of Tencent Group, provided the Company with cloud services and other cloud-related technical services. From November 1, 2022 to December 31, 2022, the purchase of cloud service from Tencent Group amounted to US$262. There is no cloud-related technical services transaction from November 1, 2022 to December 31, 2022.